Expected credit loss measurement - Development of ECL allowances and provisions (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 524	$ 551	$ 1,037
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	6	(99)	593
Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	518
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	516	612	378
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	2	39	$ 67
ECL movement with profit or loss impact
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(524)	(551)
ECL movement with profit or loss impact | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	6
ECL movement with profit or loss impact | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(46)	175
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	40	(74)
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (515)	(612)
The percentage of Stage 3 expenses that already defaulted Stage 3 exposures contributed to	40.00%
ECL movement with profit or loss impact | Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (2)	(39)
Net movement from new and derecognized transactions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	1	37
Net movement from new and derecognized transactions | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(31)	30
Credit loss expense / (release)	31
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	32	(21)
Credit loss expense / (release)	(32)
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	29
Net movement from new and derecognized transactions | Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	0
Remeasurements with stage transfers
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(284)	(509)
Remeasurements with stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	26	32
Credit loss expense / (release)	(26)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	2	(53)
Credit loss expense / (release)	(2)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Corporate lending
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	38
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Real estate lending
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(41)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(309)	(488)
Remeasurements with stage transfers | Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(4)	0
Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(27)	305
Movements without profit or loss impact (write-off, FX and other) | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	52
Movements without profit or loss impact (write-off, FX and other) | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(44)	37
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(8)	31
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	24
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	11	353
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	14	$ (116)
Write offs | Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	374
FX and other movements | Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (350)